                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


    Investment Company Act file number:                                 811-2715

    Exact name of registrant as specified in charter:                   Delaware Group State Tax-Free Income Trust

    Address of principal executive offices:                             2005 Market Street
                                                                        Philadelphia, PA 19103

    Name and address of agent for service:                              Richelle S. Maestro, Esq.
                                                                        2005 Market Street
                                                                        Philadelphia, PA 19103

    Registrant's telephone number, including area code:                 (800) 523-1918

    Date of fiscal year end:                                            February 28

    Date of reporting period:                                           May 31, 2005

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ITEM 1.  SCHEDULE OF INVESTMENTS

DELAWARE TAX-FREE PENNSYLVANIA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2005

                                                                                                      PRINCIPAL            MARKET
                                                                                                        AMOUNT              VALUE
MUNICIPAL BONDS- 96.68%
Airport Revenue Bonds - 2.40%
Allegheny County Airport Revenue (Pittsburgh International Airport Project)
 Series A 5.75% 1/1/14 (MBIA) (AMT)                                                                   $6,910,000         $7,762,279
Lehigh Northampton Airport Authority Revenue (Lehigh Valley Airport Project) Series A
   6.00% 5/15/25 (MBIA) (AMT)                                                                          1,525,000          1,677,744
   6.00% 5/15/30 (MBIA) (AMT)                                                                          2,700,000          2,970,432
Philadelphia Authority for Industrial Development Revenue
 (Sub-Air Cargo Project) Series A 7.50% 1/1/25 (AMT)                                                   2,500,000          2,610,100
                                                                                                                         ----------
                                                                                                                         15,020,555
                                                                                                                         ----------
Continuing Care/Retirement Revenue Bonds - 3.20%
Bucks County Industrial Development Authority Multi-Family County-Guaranteed
 (New Hope Manor Project) Series A
   5.40% 3/1/22 (AMT)                                                                                  1,265,000          1,321,242
   5.50% 3/1/41 (AMT)                                                                                  5,340,000          5,531,439
Delaware County Industrial Development Authority Revenue Care Institute
 (Main Line Care Institute Project)
   9.00% 8/1/31                                                                                        1,782,389          1,711,325
Lancaster County Hospital Authority Revenue Health Center
 (Willow Valley Retirement Project) 5.875% 6/1/31                                                      2,100,000          2,235,744
Lancaster Industrial Development Authority Revenue (Garden Spot Village Project)
 Series A 7.625% 5/1/31                                                                                1,650,000          1,799,820
Philadelphia Authority for Industrial Development Revenues
   (Germantown Senior Living Presbyterian Homes Project) Series A 5.625% 7/1/35                        2,295,000          2,304,111
   (Stapeley Hall Germantown Continuing Care Community Project) 6.60% 1/1/16                           5,250,000          5,148,045
                                                                                                                         ----------
                                                                                                                         20,051,726
                                                                                                                         ----------
Corporate Backed Revenue Bonds - 7.67%
Allegheny County Industrial Development Authority Environmental Improvement Revenue
   (USX Corporation Project) 5.50% 12/1/29                                                            13,000,000         13,497,510
Beaver County Industrial Development Authority Pollution Control Revenue
 (Atlantic Richfield Company Project)  5.95% 7/1/21                                                    5,100,000          5,340,108
Bucks County Industrial Development Authority Environmental Improvement Revenue
 (USX Corporation Project) 5.40% 11/1/17                                                               2,250,000          2,444,850
Luzerne County Industrial Development Authority (American Water Co. Project)
   Series A 5.10% 9/1/34 (AMBAC) (AMT)                                                                15,000,000         15,574,800
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
   (Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)                                               10,000,000         11,264,500
                                                                                                                         ----------
                                                                                                                         48,121,768
                                                                                                                         ----------
Escrowed to Maturity Bonds - 6.62%
Delaware County Authority Revenue Health Facilities (Mercy Health Corporation Project) 6.00% 12/15/26  3,500,000          3,695,930
New Morgan Guaranteed Revenue 8.00% 11/1/05                                                            1,315,000          1,340,827
Pennsylvania State Higher Educational Facilities Authority College & University Revenues
   (University of the Arts Project) 5.20% 3/15/25 (RADIAN)                                             4,490,000          4,762,094
Philadelphia Authority for Industrial Development Commercial Revenue
   (Girard Estates Facilities Leasing Project) 5.00% 5/15/27                                           4,500,000          4,660,470
Philadelphia Hospitals & Higher Education Facilities Authority Hospital Revenue
   (Presbyterian Medical Center Project) 6.65% 12/1/19                                                13,000,000         16,291,730
Pittsburgh Water & Sewer Authority Revenue (Crossover Refunding Project) 7.25% 9/1/14 (FGIC)           9,000,000         10,672,740
Pottsville School District 9.375% 5/1/06 (AMBAC)                                                         105,000            110,612
                                                                                                                         ----------
                                                                                                                         41,534,403
                                                                                                                         ----------
Higher Education Revenue Bonds - 13.35%
Allegheny County Higher Education Building Authority Revenue
   (Carnegie Mellon University Project) 5.25% 3/1/32                                                   1,900,000          2,028,155
   (Chatham College Project)
   Series A 5.85% 3/1/22                                                                                 650,000            687,557
   Series A 5.95% 3/1/32                                                                               1,000,000          1,046,480
   Series B 5.75% 11/15/35                                                                             4,000,000          4,256,320
Delaware County Authority College Revenue
   (Eastern College Project) Series B
   5.50% 10/1/19                                                                                       4,175,000          4,296,868
   5.50% 10/1/24                                                                                       2,850,000          2,910,819
   (Haverford College Project) 5.75% 11/15/29                                                          1,875,000          2,084,531

Erie County Higher Education Building Authority College Revenue
 (Mercyhurst College Project) Series B 5.00% 3/15/23                                                     750,000            761,678
Lehigh County General Purpose Authority Revenue (Desales University Project)
   5.125% 12/15/23 (RADIAN)                                                                            5,000,000          5,279,600
Lycoming County Authority College Revenue (Pennsylvania College of Technology Project)
   5.375% 7/1/30 (AMBAC)                                                                               5,000,000          5,382,250
Montgomery County Higher Education and Health Authority College Revenue
   (Arcadia University Project) 5.85% 4/1/21 (Connie Lee)                                              5,465,000          5,701,416


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
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
   (Drexel University Project)
   Series A 5.20% 5/1/29                                                                               1,500,000          1,578,090
   Series A 5.20% 5/1/32                                                                               1,000,000          1,051,740
   (Lafayette College Project) 6.00% 5/1/30                                                            2,500,000          2,777,600
   (Philadelphia University Project) 6.00% 6/1/29 (RADIAN)                                             1,800,000          1,968,084
   (Thomas Jefferson University Project) 5.00% 1/1/29                                                  5,000,000          5,224,250
   (Ursinus College) 5.125% 1/1/33 (RADIAN)                                                            2,000,000          2,100,440
   (Widener University) 5.00% 7/15/39                                                                  6,915,000          7,132,546
Pennsylvania State Public School Authority (Lehigh Career & Technical Institute Project)
 5.125% 10/1/28 (FGIC)                                                                                 2,800,000          2,984,492
Philadelphia Hospitals & Higher Educational Facilities Authority College Revenue
 (Chestnut Hill College Project) 6.00% 10/1/29                                                         4,360,000          4,487,792
Philadelphia Redevelopment Authority Revenue (Beech Student Housing Complex Project)
   5.50% 7/1/35 (ACA)                                                                                  1,500,000          1,575,375
   5.625% 7/1/28 (ACA)                                                                                 1,000,000          1,066,940
Swarthmore Borough Authority College Revenue (Swarthmore College Project) 5.00% 9/15/31               15,000,000         15,626,849
West Cornwall Township Municipal Authority College Revenue (Elizabethtown College Project)
  6.00% 12/15/27                                                                                        1,615,000         1,711,012
                                                                                                                         ----------
                                                                                                                         83,720,884
                                                                                                                         ----------
Hospital Revenue Bonds - 14.54%
Allegheny County Hospital Development Authority (Ohio Valley General Hospital Project)
   Series A 5.125% 4/1/35                                                                              1,750,000          1,792,945
Berks County Municipal Authority Revenue (Health Care Reading Hospital Pooled Financing Project)
 5.00% 3/1/28                                                                                         11,750,000         12,051,740
Chester County Health & Educational Facilities Authority Health System Revenue
 (Jefferson Health Systems Project) Series B 5.375% 5/15/27                                           14,270,000         14,949,109
Lancaster County Hospital Revenue (General Hospital Project) 5.50% 3/15/26                             3,000,000          3,193,680
Monroe County Hospital Authority Revenue (Pocono Medical Center Project) 6.00% 1/1/43                  6,710,000          7,233,984
Montgomery County Higher Education & Health Authority Hospital Revenue
   (Abington Memorial Hospital) Series A 5.125% 6/1/32                                                 4,600,000          4,727,558
   (Catholic Health Systems East) Series C 5.50% 11/15/24                                              1,150,000          1,237,285
Mount Lebanon Hospital Authority (St. Clair Memorial Hospital Project) Series A 5.625% 7/1/32          4,500,000          4,743,990
Pennsylvania Economic Development Financing Authority Revenue
 (Dr. Gertrude A. Barber Center, Inc. Project) 5.90% 12/1/30 (RADIAN)                                  2,250,000          2,470,253
Pennsylvania State Higher Education Facilities Authority Revenue (UPMC Health Systems Project)
   Series A 6.00% 1/15/31                                                                             10,000,000         11,117,600
Southcentral General Authority Revenue (Wellspan Health Obligated Project) 5.625% 5/15/26             20,000,000         21,583,400
St. Mary Hospital Authority Health System Revenue (Catholic Health East) Series B 5.375% 11/15/34      5,750,000          6,074,013
                                                                                                                         ----------
                                                                                                                         91,175,557
                                                                                                                         ----------
Investor Owned Utilities Revenue Bonds - 6.60%
Beaver County Industrial Development Authority Pollution Control Revenue
   (Cleveland Electric Illuminating Project) Series A 7.75% 7/15/25                                   10,000,000         10,266,300
Cambria County Industrial Development Authority Pollution Control Revenue
 (Pennsylvania Electric Co. Project)
   Series A 5.80% 11/1/20 (MBIA)                                                                       4,000,000          4,125,560
   Series B 6.05% 11/1/25 (MBIA) (AMT)                                                                 9,700,000         10,004,289
Carbon County Industrial Development Authority Resource Recovery (Panther Creek Partners Project)
   6.65% 5/1/10 (AMT)                                                                                  7,790,000          8,463,056
Indiana County Industrial Development Authority Pollution Control Revenue (PSE&G Power Project)
   5.85% 6/1/27 (AMT)                                                                                  3,000,000          3,163,740
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue 6.75% 12/1/36 (AMT)    5,000,000          5,382,650
                                                                                                                         ----------
                                                                                                                         41,405,595
                                                                                                                         ----------
Miscellaneous Revenue Bonds - 9.07%
                                                                                                                         56,855,290
                                                                                                                         ----------
Municipal Lease Revenue Bonds - 1.45%
Philadelphia Authority for Industrial Development Lease Revenue Series B 5.25% 10/1/30 (FSA)           4,510,000          4,830,030
Philadelphia Redevelopment Authority Revenue (Neighborhood Transformation)
 Series C 5.00% 4/15/31 (FGIC)                                                                         4,000,000          4,234,680
                                                                                                                         ----------
                                                                                                                          9,064,710
                                                                                                                         ----------
Parking Revenue Bonds - 0.77%
Pennsylvania Economic Development Financing Authority Revenue
 (30th Street Station Garage Project) 5.875% 6/1/33 (ACA) (AMT)                                        4,500,000          4,857,705
                                                                                                                         ----------
                                                                                                                          4,857,705
                                                                                                                         ----------
Political Subdivision General Obligation Bonds - 0.34%
Lancaster County Series A 5.00% 11/1/27 (FGIC)                                                         2,000,000          2,104,300
                                                                                                                         ----------
                                                                                                                          2,104,300
                                                                                                                         ----------
Ports & Harbors Revenue Bonds - 1.73%
Delaware River Port Authority (Pennsylvania and New Jersey Port District Project)
 Series B 5.70% 1/1/21 (FSA)                                                                           8,560,000          9,381,160
Erie Western Pennsylvania Port Authority General Revenue 6.25% 6/15/10 (AMT)                           1,365,000          1,447,310
                                                                                                                         ----------
                                                                                                                         10,828,470
                                                                                                                         ----------
ss.Pre-Refunded Bonds - 8.81%
Abington School District 6.00% 5/15/26-06 (FGIC)                                                       6,000,000          6,178,860
Chester (Guaranteed Host Community Project) 7.25% 12/1/05-05                                           1,785,000          1,822,681
Harrisburg Authority Office & Parking Revenue Series A 6.00% 5/1/19-08                                 7,500,000          8,142,900
Indiana County Industrial Development Authority Revenue
 (Student Co-op Association, Inc. Project) Series A
   5.875% 11/1/24-06 (AMBAC)                                                                           1,000,000          1,040,860
   5.875% 11/1/29-06 (AMBAC)                                                                           1,000,000          1,040,860
Norwin School District 6.00% 4/1/30-10 (FGIC)                                                          2,000,000          2,251,220
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

Pennsylvania State Higher Education Assistance Agency Capital Acquisition 5.875% 12/15/30-10 (MBIA)    7,385,000          8,410,481
Pennsylvania State Higher Educational Facilities Authority Revenue (Drexel University Project)
   Series M 5.75% 6/15/20-05 (AMBAC)                                                                  17,730,000         17,750,567
   6.00% 5/1/29-09                                                                                     3,000,000          3,325,230
   (University of Pennsylvania Project) Series B 5.90% 9/1/15-05                                       4,205,000          4,237,631
   (Ursinus College Project) 5.90% 1/1/27-07                                                           1,000,000          1,064,780
                                                                                                                       ------------
                                                                                                                         55,266,070
                                                                                                                       ------------
Public Utility District Revenue Bonds- 0.32%
^Philadelphia Gas Works Revenue Capital Appreciation Series C 6.884% 1/1/12 (AMBAC)                    2,500,000          1,963,900
                                                                                                                       ------------
                                                                                                                          1,963,900
                                                                                                                       ------------
School District General Obligation Bonds - 2.23%
Canon McMillan School District Series B 5.25% 12/1/34 (FGIC)                                           3,580,000          3,891,424
Greater Johnstown School District Series C 5.125% 8/1/25 (MBIA)                                        7,500,000          7,965,600
McGuffey School District 5.125% 8/1/31 (FGIC)                                                          2,000,000          2,138,680
                                                                                                                       ------------
                                                                                                                         13,995,704
                                                                                                                       ------------
School District Revenue Bonds - 0.84%
Pennsylvania Economic Development Financing Authority School Revenue
   (Germantown Friends School Project) 5.35% 8/15/31                                                   2,820,000          2,986,211
Pennsylvania State Public School Building Authority (Lehigh Career & Technical Institute Project)
   5.25% 10/1/32 (FGIC)                                                                                2,140,000          2,308,546
                                                                                                                         ----------
                                                                                                                          5,294,757
                                                                                                                         ----------
Single Family Housing Revenue Bonds - 3.48%
Allegheny County Residential Finance Authority Mortgage Revenue Single Family
   Series II-2 5.90% 11/1/32 (GNMA) (AMT)                                                                975,000          1,025,242
   Series KK-2 5.40% 5/1/26 (GNMA) (AMT)                                                               2,740,000          2,849,545
Pennsylvania Housing Finance Agency Single Family Mortgage
   Series 66A 5.65% 4/1/29 (AMT)                                                                       3,765,000          3,931,827
   Series 70A 5.90% 4/1/31 (AMT)                                                                       8,250,000          8,657,880
   Series 72A 5.35% 10/1/31 (AMT)                                                                      5,190,000          5,339,991
                                                                                                                       ------------
                                                                                                                         21,804,485
                                                                                                                       ------------
Tax Increment/Special Assessment Bonds - 0.96%
Allegheny County Redevelopment Authority
   o(Pittsburgh Mills Project) 5.60% 7/1/23                                                            2,000,000          2,108,560
   (Waterfront Project) Series B
   6.00% 12/15/10                                                                                      1,000,000          1,111,840
   6.40% 12/15/18                                                                                      2,500,000          2,800,275
                                                                                                                       ------------
                                                                                                                          6,020,675
                                                                                                                       ------------
Territorial Revenue Bonds - 4.92%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series E 5.50% 7/1/19 (FSA)                                                                         1,450,000          1,724,746
   Series G 5.00% 7/1/33                                                                               3,000,000          3,121,230
   Series G 5.00% 7/1/42                                                                               5,000,000          5,171,100
   Series J 5.00% 7/1/34                                                                               3,550,000          3,707,940
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I 5.25% 7/1/33          16,000,000         17,132,480
                                                                                                                       ------------
                                                                                                                         30,857,496
                                                                                                                       ------------
Transportation Revenue Bonds - 0.84%
Pennsylvania Economic Development Financing Authority Facilities Revenue (Amtrak Project)
   Series A 6.375% 11/1/41 (AMT)                                                                       5,000,000          5,273,600
                                                                                                                       ------------
                                                                                                                          5,273,600
                                                                                                                       ------------
Turnpike/Toll Road Revenue Bonds - 1.86%
Delaware River Toll Bridge 5.00% 7/1/28                                                                3,000,000          3,142,020
Pennsylvania State Turnpike Commission
   Series A 5.00% 12/1/34 (AMBAC)                                                                      3,000,000          3,190,050
   Series F 5.00% 7/15/31 (AMBAC)                                                                      1,000,000          1,051,880
   Series F 5.00% 7/15/41 (AMBAC)                                                                      1,600,000          1,671,536
   Series R 5.00% 12/1/30 (AMBAC)                                                                      2,500,000          2,635,475
                                                                                                                       ------------
                                                                                                                         11,690,961
                                                                                                                       ------------
Waste Disposal Revenue Bonds - 0.11%
Chester Resource Recovery (Guaranteed Host Community Project) 7.25% 12/1/05                              655,000            660,862
                                                                                                                       ------------
                                                                                                                            660,862
                                                                                                                       ------------
Water & Sewer Revenue Bonds - 13.64%
Allegheny County Sanitation Authority Series A 5.00% 12/1/30 (MBIA)                                    2,500,000          2,671,700
Dauphin County Industrial Development Authority Water Development Revenue
   (Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17                                   1,750,000          2,182,583
Delaware County Industrial Development Authority Water Facilities Revenue
 (Philadelphia Suburban Water Project) 6.00% 6/1/29 (FGIC) (AMT)                                       3,000,000          3,290,250
Erie Water Authority Water Revenue Series A 5.125% 12/1/25 (MBIA)                                      4,000,000          4,281,320
  &First Albany Corporation Municipal Trusts Inverse Floater 5.50% 12/15/14 (AMBAC)                   46,500,000         54,891,390
Philadelphia Water & Waste Revenue 5.00% 7/1/35 (FSA)                                                  5,000,000          5,319,550
Pittsburgh Water & Sewer Authority Revenue First Lien
   5.00% 9/1/29 (MBIA)                                                                                 2,210,000          2,354,932
   5.125% 12/1/31 (AMBAC)                                                                             10,000,000         10,574,599
                                                                                                                       ------------
                                                                                                                         85,566,324
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (cost $554,601,978)                                                                               606,280,507
                                                                                                                       ------------
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
oVARIABLE RATE DEMAND NOTES- 2.26%
Allentown Commercial & Industrial Development (Diocese of Allentown) 2.90% 12/1/29                     3,500,000          3,500,000
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
   (Pittsburgh University Project) Series A 2.96% 9/15/29                                              7,100,000          7,100,000
Philadelphia Authority for Industrial Development Revenue
 (Newcourtland Elder Services Project) 2.90% 3/1/27                                                    3,600,000          3,600,000
                                                                                                                       ------------
TOTAL VARIABLE RATE DEMAND NOTES (cost $14,200,000)                                                                      14,200,000
                                                                                                                       ------------


TOTAL MARKET VALUE OF SECURITIES - 98.94%
   (cost $568,801,978)                                                                                                  620,480,507
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.06%                                                       6,649,985
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 76,461,870 SHARES OUTSTANDING - 100.00%                                                       $627,130,492
                                                                                                                       ------------


SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance


ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of May 31, 2005. See Note 3 in "Notes."
oVariable rate notes. The interest rate shown is the rate as of May 31, 2005.

--------------------------------------------------------------------------------
NOTES

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group State Tax-Free Income Trust - Delaware Tax-Free Pennsylvania Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2.  INVESTMENTS
At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes were as follows:


Aggregate cost of investments                         $573,497,788
                                                      ------------
Aggregate unrealized appreciation                       46,982,719
Aggregate unrealized depreciation                                -
                                                      ------------
Net unrealized appreciation                           $ 46,982,719
                                                      ------------

For federal income tax purposes, at February 28, 2005, capital loss carryforwards of $18,678,026 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $9,193,068 expires in 2008, $8,323,306 expires in 2009 and $1,161,652 expires in 2010.


3.  CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (DMC) the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group State Tax-Free Income Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 1, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group State Tax-Free Income Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 1, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


DELAWARE GROUP STATE TAX-FREE INCOME TRUST


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 1, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 1, 2005


         Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 1, 2005